Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Fixed-to-Floating Rate Senior Notes due 2030
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99936
Maximum Aggregate Offering Price	$ 599,616,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,806.97
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on July 17, 2025 (File No. 333-288729), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.276% Fixed-to-Floating Rate Senior Notes due 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on July 17, 2025 (File No. 333-288729), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act.